EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2022
Postemployment Benefits [Abstract]
Summary of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2022 and 2021:

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2022	2021	2022	2021	2022	2021
	(in millions)
Service cost	$3	$4	$1	$1	$1	$1
Interest cost	7	4	2	2	—	—
Expected return on assets	(12)	(14)	(2)	(1)	—	—
Amortization of:
Prior service credit	—	—	(32)	(34)	—	—
Actuarial loss	5	7	1	—	—	1
Net periodic benefit cost	$3	$1	$(30)	$(32)	$1	$2

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021	2022	2021
	(in millions)
Service cost	$6	$7	$2	$2	$3	$3
Interest cost	14	9	3	3	—	—
Expected return on assets	(24)	(27)	(3)	(3)	—	—
Amortization of:
Prior service credit	—	—	(63)	(68)	—	—
Actuarial loss	10	13	1	1	—	1
Net periodic benefit cost	$6	$2	$(60)	$(65)	$3	$4

Schedule of Net Amounts Recognized in Consolidated Balance Sheets
Net amounts recognized in the consolidated balance sheet as of December 31, 2021 consisted of:

	Pension	Healthcare	Other
	December 31, 2021	December 31, 2021	December 31, 2021
	(in millions)
Other assets	$40	$—	$—
Pension, postretirement and other postemployment benefits	(409)	(141)	(125)
Net liability recognized at end of year	$(369)	$(141)	$(125)